Equity (Details) - Schedule of estimate the fair value of stock options - Options Granted [Member]	1 Months Ended
May 31, 2021 USD ($)
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	0.81%
Expected life of the options	5 years
Expected volatility	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 7,232,526